Cash flows reconciliation (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flows Reconciliation
Schedule of cash flow from operating activities

		Year ended December 31,
	Notes	2024	2023	2022
Cash flow from operating activities:
Income before income taxes		6,696	11,151	19,781
Adjusted for:
Equity results and other results in associates and joint ventures	16	269	1,108	(305)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net	20	(301)	266	(773)
Provisions related to Brumadinho	26	116	461	400
Provision for de-characterization of dams	28	(206)	153	72
Depreciation, depletion and amortization		3,057	3,070	3,171
Financial results, net	7	3,823	1,946	(2,268)
Changes in assets and liabilities:
Accounts receivable	12	1,668	197	(325)
Inventories	13	(549)	(214)	45
Suppliers and contractors	14	(360)	637	495
Other assets and liabilities, net		(446)	(1,523)	(1,531)
Cash flow from operations		13,767	17,252	18,762

Schedule of cash flow from investing activities

		Year ended December 31,
	Notes	2024	2023	2022
Cash paid for the purchase of Anglo American Brasil shares	17(a)	(30)	-	-
Proceeds from partial disposal of VODC shares	17(b)	600	-	-
Cash paid for the acquisition of Aliança Energia shares	17(c)	(493)	-	-
Proceeds from the partial disposal of PTVI shares	17(d)	155	-	-
Proceeds from the partial disposal of VBML shares	17(e)	2,455	-	-
Disbursement related to MRN sale	17(f)	-	(72)	-
Proceeds from the divestment of Companhia Siderúrgica do Pecém	17(h)	-	1,082	-
Cash contribution to Companhia Siderúrgica do Pecém	17(h)	-	(1,149)	-
Proceeds from the sale of Midwestern System	17(i)	-	-	140
Proceeds from the sale of California Steel Industries	17(j)	-	-	437
Cash received (paid) from disposal and acquisition of investments, net		2,687	(139)	577

Schedule of reconciliation of debt to cash flows

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	450	1,950
Payments (i)	(542)	(50)	(66)	(658)
Interest paid (ii)	(454)	(24)	(265)	(743)
Cash flow from financing activities	504	(74)	119	549
Effect of exchange rate	19	20	(64)	(25)
Interest accretion	454	24	288	766
Non-cash changes	473	44	224	741
December 31, 2023	7,474	250	4,747	12,471
Additions	2,033	-	2,822	4,855
Payments (i)	(1,037)	(46)	(1,522)	(2,605)
Interest paid (ii)	(527)	(20)	(321)	(868)
Cash flow from financing activities	469	(66)	979	1,382
Acquisition of Aliança Energia	214	32	-	246
Effect of exchange rate	(121)	101	(164)	(184)
Interest accretion	503	20	354	877
Non-cash changes	596	153	190	939
December 31, 2024	8,539	337	5,916	14,792

(i)	Includes bond premium repurchase.
(ii)	Classified as operating activities in the statement of cash flows.

Schedule of non-cash transactions

	Year ended December 31,
	2024	2023	2022
Non-cash transactions:
Additions to PP&E with capitalized loans and borrowing costs	36	19	47